Consolidated Statements of Cash Flows (Parenthetical)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Preferred stock, dividend percentage	8.00%	8.00%